Financial instruments and risk management (Tables)	9 Months Ended
Sep. 30, 2023
Schedule of Fair Value of Assets and Liabilities
Carrying value at September 30, 2023	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost
	$	$	$	$

Financial assets:
Cash	-	-	-	2,447,065
Restricted cash	-	-	-	47,465
Accounts and other receivables	-	-	-	14,891,959
Government remittances	-	-	-	1,215,221
Investment at FVTPL	3,188,749	-	-	-
	3,188,749	-	-	18,601,710

Carrying value at September 30, 2023		FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
		$	$	$

Financial liabilities:
Accounts payable		-	-	20,219,131
Accrued liabilities		-	-	5,867,495
Players liability account		-	-	47,465
Line of credit		-	-	1,036,516
Convertible debt		-	6,596,019	-
		-	6,596,019	27,170,607
Carrying value at December31, 2022	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost
	$	$	$	$

Financial assets:
Cash	-	-	-	977,413
Accounts and other receivables	-	-	-	8,331,120
	-	-	-	9,308,533

Carrying value at December31, 2022		FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
		$	$	$

Financial liabilities:
Accounts payable		-	-	4,848,854
Accrued liabilities		-	-	3,180,208
Consideration payable		-	-	260,000
Credit facility payable		-	-	802,328
		-	-	9,091,390

Summary of Financial Instrument Classification
	Level 1	Level 2	Level 3	Fair value as of September 30, 2023

Convertible debt	-	-	6,596,019	6,596,019
Investment at FVTPL	-	-	3,188,749	3,188,749

Schedule Of Contractual Obligations And Financial Liabilities
	< 1 year	1-2 years	2-5 years
	$	$	$

Accounts payable	20,219,131	-	-
Accrued liabilities	5,867,495	-	-
Players liability account	47,465	-	-
Line of credit	1,036,516	-	-
Convertible debt	5,095,175	1,500,844	-